Restricted Cash (Details Textual) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Restricted Cash [Abstract]
Non-current restricted cash and cash equivalents	$ 2,075	$ 2,075